Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income taxes

13. Income taxes

Income tax expense differs from the amount that would be computed by applying the combined Canadian federal and provincial statutory income tax rates to income before income taxes.

The reasons for these differences are as follows.

	Year ended March 31,
	2012	2011	2010
Income (loss) before income taxes
Domestic	$43,834	$114,480	$157,548
Foreign	(5,138)	(9,813)	2,798

	$38,696	$104,667	$160,346
Combined tax rate	26.13%	27.89%	29.15%
Expected income tax expense	10,111	29,192	46,741
Adjustments
Non-deductible, non-taxable items	3,688	2,744	(12,511)
Variation in foreign tax rates	1,232	830	709
Deferred income tax rate differences	391	464	(1,741)
Change in valuation allowance	(1,119)	3,107	(11,263)
Investment tax credits—current year	(5,542)	(4,285)	(3,248)
Investment tax credits—prior years	(3,758)	—	—
Other	1,913	3,260	(373)

Income tax expense	$6,916	$35,312	$18,314

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below.

	March 31, 2012	March 31, 2011
Deferred income tax assets
Inventory	$124	$350
Foreign non-capital losses	4,133	4,140
Derivative contracts	181	341
Deferred revenue	31,462	30,823
Restructuring obligation	1,965	—
Warranty accrual	4,448	2,979
Other	581	833
Valuation allowance	(4,536)	(5,655)

	38,358	33,811
Deferred income tax liabilities
Intangible assets	6,827	8,690
Property and equipment	335	49
Long-term debt	2,225	4,030
Investment tax credits	2,969	2,249
Long-term debt financing fees	966	1,010

	13,322	16,028

Net deferred income tax asset	$25,036	$17,783

	March 31, 2012	March 31, 2011

Deferred income tax asset—current	$14,026	$12,200
Deferred income tax asset—long-term	19,897	17,177
Deferred income tax liability—long-term	(8,887)	(11,594)

	$25,036	$17,783

The Company had consolidated non-capital losses for income tax purposes of $13,702 at March 31, 2012 ($13,589 at March 31, 2011 and $9,486 at March 31, 2010), of which $1,133 will expire at various times through 2019 and $12,569 will carry forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion of or all of the deferred tax assets will be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. To the extent that any portion of the deferred tax assets is not more likely than not to be realized, a valuation allowance has been provided.

The Company and its Canadian subsidiaries file federal and provincial income tax returns in Canada, its U.S. subsidiary files federal and state income tax returns in the U.S. and its other foreign subsidiaries file income tax returns in their respective foreign jurisdictions. The Company and its subsidiaries are generally no longer subject to income tax examinations by tax authorities for years before March 31, 2007. Tax authorities in Canada, Germany and the U.S. are conducting examinations of local tax returns for various taxation years. Notwithstanding management’s belief in the merit of the Company’s tax filing position, it is possible that the final outcome of any audits by taxation authorities may differ from estimates and assumptions used in determining the Company’s consolidated tax provision and accruals, which could result in a material effect on the consolidated income tax provision and the net income for the period in which such determinations are made.

Notwithstanding management’s belief in the merit of the Company’s tax filing positions, it is reasonably possible that the Company’s unrecognized tax benefits, if any, could significantly increase or decrease within the next twelve months, although this change is not likely to have a material impact on the Company’s effective tax rate. Future changes in management’s assessment of the sustainability of tax filing positions may impact the Company’s income tax liability.

The Company recognizes interest related to income taxes in interest expense and penalties related to income taxes in selling, marketing and administration expense in the consolidated statement of operations. The amount of gross interest and penalties accrued was $52 at March 31, 2012 and zero at March 31, 2011. The Company recognized interest and penalty expense related to tax matters of $69, $86 and $173 for the years ended March 31, 2012, 2011 and 2010, respectively.

The Company does not recognize tax benefits associated with uncertain tax positions unless the position is more likely than not to be sustained upon examination.